Annual Total Returns - Franklin LifeSmart™ 2020 Retirement Target Fund [BarChart] - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2020 Retirement Target Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2014	4.83%
Annual Return 2015	(2.18%)
Annual Return 2016	3.04%
Annual Return 2017	11.53%
Annual Return 2018	(3.78%)
Annual Return 2019	13.43%